Exhibit 99.1

KPMG LLP Financial Services Tel +44 (0) 113 254 2944 Fax +44 (0) 113 231 3200 helena.lyons@kpmg.co.uk	1 Sovereign Square Sovereign Street Leeds LS1 4DA United Kingdom

Private & confidential
The Directors Bruegel 2021 Designated Activity Company 5th Floor, The Exchange, George's Dock, IFSC ,Dublin 1, D01W3P9 Ireland (the “Issuer”)	Our ref	HL/MH/CC1474
	Contact	Helena Lyons 0113 254 2944

Goldman Sachs Bank Europe SE

Marienturm

Taunusanlage 9-10

Frankfurt Am Main 60329

Germany

(the “Loan Seller”)

Goldman Sachs International

Plumtree Court

25 Shoe Lane

London EC4A 4AU

United Kingdom

(the “Sole Arranger and Sole Bookrunner”)

7 June 2021

Dear All

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

In accordance with engagement terms that have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the portfolio of assets described above and this letter reports on our performance of those agreed upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

It is your responsibility to determine the sufficiency of these procedures for your own purposes. Consequently, we make no representation regarding the sufficiency of the

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”). In accordance with the agreed engagement terms, we have performed the procedures identified below.

1	Procedures performed in respect of the lease portfolio

Service A – Tenancy Schedule

A data file containing details of the portfolio of leases entitled “Bruegel CMBS - Tenancy Schedule_02.06.2021” was made available to us by the Sole Arranger and Sole Bookrunner on 2 June 2021 (the “Tenancy Schedule”). Our work was based on this Tenancy Schedule (excluding any vacant leases). The Tenancy Schedule contained information on tenants and their associated leases as shown by the records of Loan Seller.

Limited agreed upon procedures were carried out as set out in the scope of services (the “Scope of Services”) attached as Appendix A (Service A) in connection with the leases contained in the Tenancy Schedule.

Service B – Future Leases Schedule

A data file containing details of the portfolio of leases entitled “Netherlands CMBS - 2020 - 2021 Leasing Activity_03.06.2021” was made available to us by the Sole Arranger and Sole Bookrunner on 3 June 2021 (the “Future Leases Schedule”). Our work was based on this Future Leases Schedule. The Future Leases Schedule contained information on future tenants and their associated leases as shown by the records of Loan Seller.

Limited agreed upon procedures were carried out as set out in the scope of services (the “Scope of Services”) attached as Appendix A (Service B) in connection with the leases contained in the Future Leases Schedule.

Service C – Top 20 Tenants Schedule

A data file containing details of the portfolio of leases entitled “Netherlands CMBS - Top 20 Tenants_02.06.2021” was made available to us by Sole Arranger and Sole Bookrunner on 2 June 2021 (the “Top 20 Tenants Schedule”). Our work was based on this Top 20 Tenants Schedule. The Top 20 Tenants Schedule contained information on

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

the Top 20 tenants and further information on their associated leases as shown by the records of Loan Seller.

Limited agreed upon procedures were carried out as set out in the scope of services (the “Scope of Services”) attached as Appendix A (Service C) in connection with the leases contained in the Top 20 Tenants Schedule.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Sole Arranger and Sole Bookrunner, and PPF Real Estate Holding B.V (the “Sponsor”) and/or NL Asset Management B.V. (the “Asset Manager”), without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Sole Arranger and Sole Bookrunner and/or the Sponsor and/or the Asset Manager, (ii) the physical existence of the lease, (iii) the reliability or accuracy of the documents provided to us by Sole Arranger and Sole Bookrunner and/or the Sponsor and/or the Asset Manager which were used in our procedures, (iv) the adequacy of the disclosures in the Tenancy Schedule and/or the Future Leases Schedule and/or the Top 20 Tenants Schedule, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the lease agreements.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the lease to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the originator of the lease with applicable laws and regulations, or (iv) any other factor or characteristic of the lease that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

2	Findings

No differences were identified from the procedures on services A, B and C carried out as per our Scope of services attached in Appendix A.

3	General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

Appendix A: Scope of the Services

This scope sets out the agreed procedures for various data attributes relating to a portfolio of leases.

The agreed upon procedures do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, we express no assurance. We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services. If we were engaged to perform and did perform additional procedures, an audit or review, other matters might come to light that would be reported. We do not make any representation regarding the sufficiency of the procedures for your purposes.

Our agreed upon procedures are performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.

You were responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures are to be performed; and we have not undertaken any verification or evaluation of such methodologies, assumptions, documents and information.

We were responsible for performing the procedures set out below and reporting our findings.

Findings

Where an individual lease fails a procedure in relation to a data attribute, this is classified as one error. Where the data fields provided are incomplete, we are unable to test these items.

Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions provided by the Sole Arranger and Sole Bookrunner and/or the Sponsor and/or the Asset Managers are assumed to supersede the original documentation.

In comparing data attributes between the Tenancy Schedule, Future Leases Schedule and Top 20 Tenants Schedule and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

Procedures A – Tenancy Schedule

No.	Data attribute	Level	Source	Procedure	Tolerance
1	Lease level (address for Reling)	Tenant	Lease agreement

For each lease check if the unit per the Tenancy Schedule agrees to the lease agreement

If the unit per the Tenancy Schedule does not agree to the lease agreement, record the unit per the lease agreement

Where the unit number cannot be located in the lease agreement, match the tenant to the unit by confirming the leasable area in the Tenancy Schedule matches that shown in the lease agreement

None
2	Parking spaces	Tenant	Lease agreement

For each lease check if the number of parking spaces per the Tenancy Schedule agrees to the lease agreement

If the number of parking spaces per the Tenancy Schedule does not agree to the lease agreement, record the number of parking spaces per the lease agreement

None
3	Location	Tenant	Lease agreement

For each lease check if the location per the Tenancy Schedule substantially agrees to the lease agreement

If the location per the Tenancy Schedule does not substantially agree to the lease agreement, record the location per the lease agreement

Substantial agreement
4	Tenant	Tenant	Lease agreement

For each lease check if the tenant per the Tenancy Schedule substantially agrees to the lease agreement

If the tenant per the Tenancy Schedule does not substantially agree to the lease agreement, record the tenant per the lease agreement

Substantial agreement
5	Rent	Tenant	Indexation letters/ invoices / Lease agreement

For each lease check if the monthly rent per the Tenancy Schedule agrees to the lease agreement

If the rent per the Tenancy Schedule does not agree to the lease agreement, record the rent per the lease agreement

None

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

6	Gross Leasable Area in sqm	Tenant	Lease agreement

For each lease check if the leasable area per the Tenancy Schedule agrees to the Lease agreement

If the leasable area per the Tenancy Schedule does not agree to the lease agreement, record the leasable area per the lease agreement

None
7	Lease start date	Tenant	Lease agreement / Supporting documentation

For each lease check if the lease start date per the Tenancy Schedule agrees to the lease agreement or supporting documentation.

If the lease start date per the Tenancy Schedule does not agree to the lease agreement or supporting documentation, record the lease start date per the lease agreement

None
8	Lease expiry date	Tenant	Lease agreement

For each lease check if the lease expiry date per the Tenancy Schedule agrees to the lease agreement

If the lease expiry date per the Tenancy Schedule does not agree to the lease agreement, record the lease expiry date per the lease agreement

None
9	Lease duration break option / termination provisions	Tenant	Lease agreement

For each lease check if the lease break date / termination provisions per the Tenancy Schedule agrees to the lease agreement

If the lease break date / termination provisions per the Tenancy Schedule does not agree to the lease agreement, record the lease break date / termination provisions per the lease agreement

Where the lease agreement does not specify a lease break option / termination provisions, we will assume that there is no lease break option

None
10	Indexation Date	Tenant	Lease agreement

For each lease check if the indexation date per the Tenancy Schedule agrees to the lease agreement

If the indexation date per the Tenancy Schedule does not agree to the lease agreement, record the lease indexation date per the lease agreement

Where the lease agreement does not specify an indexation date, we will assume that there is no such indexation

None

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

Procedures B – Future Leases Schedule

No.	Data attribute	Level	Source	Procedure	Tolerance
1	Asset	Tenant	Lease agreement

For each lease check if the asset per the Future Leases Schedule agrees to the lease agreement

If the asset per the Future Leases Schedule does not agree to the lease agreement, record the asset per the lease agreement

None
2	Asset Type	Tenant	Lease agreement

For each lease check if the asset type per the Future Leases Schedule agrees to the lease agreement

If the asset type per the Future Leases Schedule does not agree to the lease agreement, record the asset type per the lease agreement

None
3	City / Town	Tenant	Lease agreement

For each lease check if the city / town per the Future Leases Schedule substantially agrees to the lease agreement

If the city / town per the Future Leases Schedule does not substantially agree to the lease agreement, record the city / town per the lease agreement

Substantial agreement
4	Tenant	Tenant	Lease agreement

For each lease check if the tenant per the Future Leases Schedule substantially agrees to the lease agreement

If the tenant per the Future Leases Schedule does not substantially agree to the lease agreement, record the tenant per the lease agreement

Substantial agreement
5	Rent	Tenant	Indexation letters/ invoices / Lease agreement

For each lease check if the monthly rent per the Future Leases Schedule agrees to the lease agreement

If the rent per the Future Leases Schedule does not agree to the lease agreement, record the rent per the lease agreement

None

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

6	Gross Leasable Area in sqm	Tenant	Lease agreement

For each lease check if the leasable area per the Future Leases Schedule agrees to the Lease agreement

If the leasable area per the Future Leases Schedule does not agree to the lease agreement, record the leasable area per the lease agreement

None
7	Lease start date	Tenant	Lease agreement

For each lease check if the lease start date per the Future Leases Schedule agrees to the lease agreement

If the lease start date per the Future Leases Schedule does not agree to the lease agreement, record the lease start date per the lease agreement

None
8	Lease expiry date	Tenant	Lease agreement

For each lease check if the lease expiry date per the Future Leases Schedule agrees to the lease agreement

If the lease expiry date per the Future Leases Schedule does not agree to the lease agreement, record the lease expiry date per the lease agreement

None
9	Lease duration break option / termination provisions	Tenant	Lease agreement

For each lease check if the lease break date / termination provisions per the Future Leases Schedule agrees to the lease agreement

If the lease break date / termination provisions per the Future Leases Schedule does not agree to the lease agreement, record the lease break date / termination provisions per the lease agreement

Where the lease agreement does not specify a lease break option / termination provisions, we will assume that there is no lease break option

None

Procedures C – Top 20 Tenants Schedule

No.	Data attribute	Level	Source	Procedure	Tolerance
1	Asset	Tenant	Lease agreement

For each lease check if the asset per the Top 20 Tenants Schedule agrees to the lease agreement

If the asset per the Top 20 Tenants Schedule does not agree to the lease agreement, record the asset per the lease agreement

None

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KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

7 June 2021

No.	Data attribute	Level	Source	Procedure	Tolerance
2	Tenant	Tenant	Lease agreement

For each lease check if the tenant per the Top 20 Tenants Schedule substantially agrees to the lease agreement

If the tenant per the Top 20 Tenants Schedule does not substantially agree to the lease agreement, record the tenant per the lease agreement

Substantial agreement
3	Rent Free	Tenant	Lease Agreement

For each lease check if the free rental amount and period per the Top 20 Tenants Schedule agrees to the lease agreement

If the free rental amount and period per the Top 20 Tenants Schedule does not agree to the lease agreement, record the free rental amount and period per the lease agreement

None
4	Tenant Incentives	Tenant	Lease agreement

For each lease check if the tenant incentives per the Top 20 Tenants Schedule agrees to the Lease agreement

If the tenant incentives per the Top 20 Tenants Schedule does not agree to the lease agreement, record the tenant incentives per the lease agreement

None
5	Extension Option	Tenant	Lease agreement

For each lease check if the extension option per the Top 20 Tenants Schedule agrees to the lease agreement

If the extension option per the Top 20 Tenants Schedule does not agree to the lease agreement, record the extension option per the lease agreement

None
6	Service Charge	Tenant	Lease agreement

For each lease check if the service charge per the Top 20 Tenants Schedule agrees to the lease agreement

If the service charge per the Top 20 Tenants Schedule does not agree to the lease agreement, record the service charge per the lease agreement

None

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